Investment Objectives and Goals - KraneShares Global Humanoid and Embodied Intelligence Index ETF	May 01, 2025
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares Global Humanoid and Embodied Intelligence Index ETF (the “Fund”)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The KraneShares Global Humanoid and Embodied Intelligence Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of a specific equity securities index. The Fund’s current index is the MerQube Global Humanoid and Embodied Intelligence Index (the “Underlying Index”).